Equity (Details) - Schedule of Restricted Stock Unit Activities - RSU [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount of options, Unvested ending balance | shares	139,144
Weighted Average Grant-Date Fair Value, Unvested Ending balance | $ / shares	$ 26.56
Amount of options, Granted | shares	7,500
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 19.96
Amount of options, Vested | shares	(34,329)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 24.47
Amount of options, Expired and forfeited | shares	(39,492)
Weighted Average Grant-Date Fair Value, Expired and forfeited | $ / shares	$ 24.56
Amount of options, Unvested ending balance | shares	72,823
Weighted Average Grant-Date Fair Value, Unvested Ending balance | $ / shares	$ 27.95